Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000256702
Shareholder Report [Line Items]
Fund Name	iShares Government Money Market ETF
Trading Symbol	GMMF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Government Money Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government Money Market ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 112,270,812
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$112,270,812
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.47%
   7-Day Yield...
3.47%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
80.8%
U.S. Government Sponsored Agency Obligations...
17.5
Other Assets Less Liabilities...
1.7

C000256703
Shareholder Report [Line Items]
Fund Name	iShares Prime Money Market ETF
Trading Symbol	PMMF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Prime Money Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Prime Money Market ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[2]
AssetsNet	$ 556,495,559
Holdings Count | Holding	217
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$556,495,559
Number of Portfolio Holdings...
217
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.67%
   7-Day Yield...
3.67%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
48.9%
Certificates of Deposit...
30.5
Commercial Paper...
18.0
U.S. Government Sponsored Agency Obligations...
0.9
Corporate Bonds...
0.5
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.0

[1]	Annualized.
[2]	Annualized.